COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The leases for these facilities expire in the years 2013 through 2021. Minimum future rental payments, as of December 31, 2012 are as follows:

2013	$3,247
2014	3,373
2015	2,050
2016-2021	3,279
$11,949